Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2021
Transfers of financial assets and variable interest entities
30 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and for Group tax or regulatory purposes.
Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.
The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs. Third-party guarantees may further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.
The Group also transacts in re-securitizations of previously issued RMBS. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to re-securitize an existing security to give the investor an investment with different risk ratings or characteristics.
The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include managed CLOs, CLOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CLOs are collateralized by loans transferred to the CLO vehicle and pay a return based on the returns on the loans. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures, investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.
When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.
Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and loans involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.
The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M21 and 6M20 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	6M21	6M20
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	0	30
Proceeds from transfer of assets	999	4,862
Cash received on interests that continue to be held	26	21
RMBS
Net gain [1]	62	22
Proceeds from transfer of assets	20,876	11,373
Purchases of previously transferred financial assets or its underlying collateral	(1,072)	0
Servicing fees	1	1
Cash received on interests that continue to be held	430	457
Other asset-backed financings
Net gain [1]	47	61
Proceeds from transfer of assets	6,802	4,766
Purchases of previously transferred financial assets or its underlying collateral	(699)	(638)
Fees [2]	81	72
Cash received on interests that continue to be held	7	11
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.
> Refer to “Transfers of financial assets” in VI – Consolidated financial statements – Credit Suisse Group – Note 35 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2020 for a detailed description of continuing involvement in transferred financial assets.
The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q21 and 4Q20, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q21	4Q20
CHF million
CMBS
Principal amount outstanding	16,247	17,421
Total assets of SPE	23,079	24,455
RMBS
Principal amount outstanding	58,318	47,324
Total assets of SPE	58,318	47,863
Other asset-backed financings
Principal amount outstanding	26,307	24,968
Total assets of SPE	55,188	50,817
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 31 – Financial instruments” for further information on the fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M21							6M20
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			92				1,337			172				1,646
of which level 2			82				1,019			158				1,465
of which level 3			10				318			14				181
Weighted-average life, in years			7.4				5.0			8.1				3.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	3.0	–	32.8			–	[2]	1.0	–	38.2
Cash flow discount rate (rate per annum), in % [3]	1.8	–	4.5		1.0	–	15.4	1.4	–	9.2		0.7	–	24.7
Expected credit losses (rate per annum), in % [4]	0.9	–	3.9		0.1	–	13.7	4.0	–	8.6		3.3	–	22.9
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q21 and 4Q20.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q21											4Q20
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			232				2,382			319				296				1,851			350
of which non-investment grade			38				330			18				36				631			23
Weighted-average life, in years			6.0				4.0			5.5				5.6				4.0			4.8
Prepayment speed assumption (rate per annum), in % [3]			–		5.2	–	30.0			–				–		4.0	–	50.1			–
Impact on fair value from 10% adverse change			–				(40.0)			–				–				(43.7)			–
Impact on fair value from 20% adverse change			–				(78.0)			–				–				(92.1)			–
Cash flow discount rate (rate per annum), in % [4]	1.7	–	31.5		0.7	–	29.7	0.3	–	28.0		0.6	–	38.2		0.3	–	39.7	0.7	–	27.7
Impact on fair value from 10% adverse change			(2.9)				(32.5)			(3.7)				(4.9)				(22.4)			(4.2)
Impact on fair value from 20% adverse change			(5.6)				(62.7)			(7.3)				(9.6)				(43.5)			(8.2)
Expected credit losses (rate per annum), in % [5]	0.9	–	13.0		0.2	–	28.6	0.3	–	28.0		0.4	–	14.7		0.6	–	39.6	0.7	–	26.8
Impact on fair value from 10% adverse change			(1.8)				(25.9)			(3.5)				(4.3)				(20.2)			(4.5)
Impact on fair value from 20% adverse change			(3.5)				(50.2)			(6.8)				(8.5)				(39.2)			(8.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q21 and 4Q20.
> Refer to “Note 32 – Assets pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q21	4Q20
CHF million
Other asset-backed financings
Trading assets	721	496
Other assets	198	246
Liability to SPE, included in other liabilities	(919)	(742)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
For securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings, US GAAP requires the disclosure of the collateral pledged and the associated risks to which a transferor continues to be exposed after the transfer. This provides an understanding of the nature and risks of short-term collateralized financing obtained through these types of transactions.
Securities sold under repurchase agreements and securities lending transactions represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activities. These transactions are collateralized principally by government debt securities, corporate debt securities, asset-backed securities, equity securities and other collateral and have terms ranging from on demand to a longer period of time.
In the event of the Group’s default or a decline in fair value of collateral pledged, the repurchase agreement provides the counterparty with the right to liquidate the collateral held or request additional collateral. Similarly, in the event of the Group’s default, the securities lending transaction provides the counterparty the right to liquidate the securities borrowed.
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 2Q21 and 4Q20.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q21	4Q20
CHF billion
Government debt securities	15.8	12.1
Corporate debt securities	8.6	7.7
Asset-backed securities	4.3	6.0
Other	3.0	1.9
Securities sold under repurchase agreements	31.7	27.7
Government debt securities	0.2	0.4
Corporate debt securities	0.3	0.1
Equity securities	3.3	3.5
Other	0.0	0.1
Securities lending transactions	3.8	4.1
Government debt securities	4.7	5.8
Corporate debt securities	4.4	5.6
Equity securities	29.4	39.3
Other	0.2	0.1
Obligation to return securities received as collateral, at fair value	38.7	50.8
Total	74.2	82.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q21 (CHF billion)
Securities sold under repurchase agreements	3.4		16.4		2.6	9.3	31.7
Securities lending transactions	3.8		0.0		0.0	0.0	3.8
Obligation to return securities received as collateral, at fair value	38.6		0.0		0.0	0.1	38.7
Total	45.8		16.4		2.6	9.4	74.2
4Q20 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.0		0.0		0.1	0.0	4.1
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.0		12.1		6.3	4.2	82.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 24 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered variable interest entities (VIEs) and are grouped into three primary categories: collateralized debt obligations (CDOs)/CLOs, CP conduits and financial intermediation.
> Refer to “Variable interest entities” in VI – Consolidated financial statements – Credit Suisse Group – Note 35 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2020 for a detailed description of VIEs, CDO/CLOs, CP conduit or financial intermediation.
Collateralized debt and loan obligations
The Group engages in CDO/CLO transactions to meet client and investor needs, earn fees and sell financial assets and, in the case of CLOs, loans. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction.
Commercial paper conduit
The Group acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Group financing purposes. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings on its CP. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. In addition to CP, Alpine may also issue term notes with maturities up to 30 months. The Group (including Alpine) can enter into liquidity facilities with third-party entities pursuant to which it may be required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of Alpine’s outstanding CP was approximately 215 days as of the end of 2Q21. Alpine’s CP was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s and had exposures mainly in reverse repurchase agreements with a Group entity, consumer loans, solar loans and leases, aircraft loans and leases and car loans and leases.
The Group’s financial commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Group to provide short-term financing to the CP conduit or to purchase assets from the CP conduit in certain circumstances, including, but not limited to, a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Group enters into liquidity facilities with CP conduits administrated and sponsored by third parties. These third-party CP conduits are considered to be VIEs for accounting purposes. The Group is not the primary beneficiary and does not consolidate these third-party CP conduits. The Group’s financial commitment to these third-party CP conduits consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Group to provide short-term financing to the third-party CP conduits or to purchase assets from these CP conduits in certain circumstances, including, but not limited to, a lack of liquidity in the CP market such that the CP conduits cannot refinance their obligations or a default of an underlying asset. The asset-specific credit enhancements, if any, provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. In some situations, the Group can enter into liquidity facilities with these third-party CP conduits through Alpine.
The Group’s economic risks associated with the Alpine CP conduit and the third-party CP conduits are included in the Group’s risk management framework including counterparty, economic risk capital and scenario analysis.
Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
Financial intermediation consists of securitizations, funds, loans and other vehicles.
Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it is the primary beneficiary.
The consolidated VIEs table provides the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q21 and 4Q20.
Consolidated VIEs in which the Group was the primary beneficiary
		Financial intermediation
end of	CP Conduit	Securi- tizations	Funds	Loans	Other		Total
2Q21 (CHF million)
Cash and due from banks	0	39	16	21	171		247
Trading assets	0	1,068	54	788	6		1,916
Other investments	0	0	109	877	245		1,231
Net loans	603	0	61	22	0		686
Other assets	24	540	31	82	811		1,488
of which loans held-for-sale	0	57	26	0	0		83
of which premises and equipment	0	0	0	29	0		29
Total assets of consolidated VIEs	627	1,647	271	1,790	1,233		5,568
Customer deposits	0	0	0	0	1		1
Trading liabilities	0	0	0	9	0		9
Short-term borrowings	4,700	29	0	0	1,755	[1]	6,484
Long-term debt	93	1,180	0	3	43		1,319
Other liabilities	70	1	4	70	92		237
Total liabilities of consolidated VIEs	4,863	1,210	4	82	1,891		8,050
4Q20 (CHF million)
Cash and due from banks	0	23	22	37	8		90
Trading assets	0	1,255	50	840	19		2,164
Other investments	0	0	129	920	202		1,251
Net loans	653	0	51	29	167		900
Other assets	21	979	15	82	779		1,876
of which loans held-for-sale	0	462	10	0	0		472
of which premises and equipment	0	0	0	30	4		34
Total assets of consolidated VIEs	674	2,257	267	1,908	1,175		6,281
Customer deposits	0	0	0	0	1		1
Trading liabilities	0	0	0	10	0		10
Short-term borrowings	4,178	0	0	0	0		4,178
Long-term debt	0	1,701	0	10	35		1,746
Other liabilities	53	1	3	73	78		208
Total liabilities of consolidated VIEs	4,231	1,702	3	93	114		6,143
1 Reflects the Group’s MCNs outstanding as of the end of 2Q21; these MCNs were issued by Credit Suisse Group (Guernsey) VII Limited, a consolidated VIE of the Group.
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain repurchase financings to funds and single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and/or guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.
> Refer to “Variable interest entities” in VI – Consolidated financial statements – Credit Suisse Group – Note 35 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2020 for further information on non-consolidated VIEs.
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2Q21 (CHF million)
Trading assets	257	0		4,480	921	24	7,930	13,612
Net loans	631	547		365	2,770	8,778	1,375	14,466
Other assets	7	0		302	177	0	546	1,032
Total variable interest assets	895	547		5,147	3,868	8,802	9,851	29,110
Maximum exposure to loss	1,532	5,966		7,887	3,868	13,568	10,593	43,414
Total assets of non-consolidated VIEs	11,001	12,544		106,170	163,757	37,131	31,092	361,695
4Q20 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	119	0	344	468
Total variable interest assets	609	371		5,237	3,199	7,055	9,900	26,371
Maximum exposure to loss	852	5,538		7,329	3,199	11,235	10,226	38,379
Total assets of non-consolidated VIEs	8,553	11,148		127,785	89,686	26,186	33,140	296,498
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd.

Bank
Transfers of financial assets and variable interest entities
29 Transfers of financial assets and variable interest entities
> Refer to “Note 30 – Transfers of financial assets and variable interest entities“ in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 and “Note 34 – Transfers of financial assets and variable interest entities“ in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2020 for further information.
Transfers of financial assets
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M21 and 6M20 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	6M21	6M20
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	0	30
Proceeds from transfer of assets	999	4,862
Cash received on interests that continue to be held	26	21
RMBS
Net gain [1]	62	22
Proceeds from transfer of assets	20,876	11,373
Purchases of previously transferred financial assets or its underlying collateral	(1,072)	0
Servicing fees	1	1
Cash received on interests that continue to be held	430	457
Other asset-backed financings
Net gain [1]	47	61
Proceeds from transfer of assets	6,802	4,766
Purchases of previously transferred financial assets or its underlying collateral	(699)	(638)
Fees [2]	81	72
Cash received on interests that continue to be held	7	11
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 6M21 and 2020, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M21	2020
CHF million
CMBS
Principal amount outstanding	16,247	17,421
Total assets of SPE	23,079	24,455
RMBS
Principal amount outstanding	58,318	47,324
Total assets of SPE	58,318	47,863
Other asset-backed financings
Principal amount outstanding	26,307	24,968
Total assets of SPE	55,188	50,817
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 30 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M21							6M20
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			92				1,337			172				1,646
of which level 2			82				1,019			158				1,465
of which level 3			10				318			14				181
Weighted-average life, in years			7.4				5.0			8.1				3.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	3.0	–	32.8			–	[2]	1.0	–	38.2
Cash flow discount rate (rate per annum), in % [3]	1.8	–	4.5		1.0	–	15.4	1.4	–	9.2		0.7	–	24.7
Expected credit losses (rate per annum), in % [4]	0.9	–	3.9		0.1	–	13.7	4.0	–	8.6		3.3	–	22.9
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 6M21 and 2020.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	6M21											2020
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			232				2,382			319				296				1,851			350
of which non-investment grade			38				330			18				36				631			23
Weighted-average life, in years			6.0				4.0			5.5				5.6				4.0			4.8
Prepayment speed assumption (rate per annum), in % [3]			–		5.2	–	30.0			–				–		4.0	–	50.1			–
Impact on fair value from 10% adverse change			–				(40.0)			–				–				(43.7)			–
Impact on fair value from 20% adverse change			–				(78.0)			–				–				(92.1)			–
Cash flow discount rate (rate per annum), in % [4]	1.7	–	31.5		0.7	–	29.7	0.3	–	28.0		0.6	–	38.2		0.3	–	39.7	0.7	–	27.7
Impact on fair value from 10% adverse change			(2.9)				(32.5)			(3.7)				(4.9)				(22.4)			(4.2)
Impact on fair value from 20% adverse change			(5.6)				(62.7)			(7.3)				(9.6)				(43.5)			(8.2)
Expected credit losses (rate per annum), in % [5]	0.9	–	13.0		0.2	–	28.6	0.3	–	28.0		0.4	–	14.7		0.6	–	39.6	0.7	–	26.8
Impact on fair value from 10% adverse change			(1.8)				(25.9)			(3.5)				(4.3)				(20.2)			(4.5)
Impact on fair value from 20% adverse change			(3.5)				(50.2)			(6.8)				(8.5)				(39.2)			(8.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 6M21 and 2020.
> Refer to “Note 31 – Assets pledged and collateral” for information on assets pledged or assigned.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M21	2020
CHF million
Other asset-backed financings
Trading assets	721	496
Other assets	198	246
Liability to SPE, included in other liabilities	(919)	(742)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 6M21 and 2020.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M21	2020
CHF billion
Government debt securities	15.9	12.2
Corporate debt securities	8.6	7.7
Asset-backed securities	4.3	6.0
Other	3.0	1.8
Securities sold under repurchase agreements	31.8	27.7
Government debt securities	0.2	0.4
Corporate debt securities	0.3	0.1
Equity securities	3.3	3.5
Other	0.0	0.1
Securities lending transactions	3.8	4.1
Government debt securities	4.7	5.8
Corporate debt securities	4.4	5.6
Equity securities	29.4	39.3
Other	0.2	0.1
Obligation to return securities received as collateral, at fair value	38.7	50.8
Total	74.3	82.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M21 (CHF billion)
Securities sold under repurchase agreements	3.4		16.5		2.6	9.3	31.8
Securities lending transactions	3.8		0.0		0.0	0.0	3.8
Obligation to return securities received as collateral, at fair value	38.6		0.0		0.0	0.1	38.7
Total	45.8		16.5		2.6	9.4	74.3
2020 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.0		0.0		0.1	0.0	4.1
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.0		12.1		6.3	4.2	82.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 23 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
Commercial paper conduit
The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed CP conduit used for client and Bank financing purposes. Alpine discloses to CP investors certain portfolio and asset data and submits its portfolio to rating agencies for public ratings on its CP. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. In addition to CP, Alpine may also issue term notes with maturities up to 30 months. The Bank (including Alpine) can enter into liquidity facilities with third-party entities pursuant to which it may be required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of Alpine’s outstanding CP was approximately 215 days as of the end of 6M21. Alpine’s CP was rated A-1(sf) by Standard & Poor’s and P-1(sf) by Moody’s. Alpine had exposures mainly in reverse repurchase agreements with a Group entity, consumer loans, solar loans and leases, aircraft loans and leases and car loans and leases.
The Bank’s financial commitment to this CP conduit consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to provide short-term financing to the CP conduit or to purchase assets from the CP conduit in certain circumstances, including but not limited to, a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or a default of an underlying asset. The asset-specific credit enhancements provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit.
The Bank enters into liquidity facilities with CP conduits administrated and sponsored by third parties. These third-party CP conduits are considered to be VIEs for accounting purposes. The Bank is not the primary beneficiary and does not consolidate these third-party CP conduits. The Bank’s financial commitment to these third-party CP conduits consists of obligations under liquidity agreements. The liquidity agreements are asset-specific arrangements, which require the Bank to provide short-term financing to the third-party CP conduits or to purchase assets from these CP conduits in certain circumstances, including but not limited to, a lack of liquidity in the CP market such that the CP conduits cannot refinance their obligations or a default of an underlying asset. The asset-specific credit enhancements, if any, provided by the client seller of the assets remain unchanged as a result of such a purchase. In entering into such agreements, the Bank reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. In some situations, the Bank can enter into liquidity facilities with these third-party CP conduits through Alpine.
The Bank’s economic risks associated with the Alpine CP conduit and the third-party CP conduits are included in the Bank’s risk management framework including counterparty, economic risk capital and scenario analysis.
Consolidated VIEs
The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 6M21 and 2020.
Consolidated VIEs in which the Bank was the primary beneficiary
		Financial intermediation
end of	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M21 (CHF million)
Cash and due from banks	0	39	16	21	171	247
Trading assets	0	1,068	54	788	6	1,916
Other investments	0	0	109	877	245	1,231
Net loans	603	0	61	22	0	686
Other assets	24	540	31	67	792	1,454
of which loans held-for-sale	0	57	26	0	0	83
of which premises and equipment	0	0	0	14	0	14
Total assets of consolidated VIEs	627	1,647	271	1,775	1,214	5,534
Customer deposits	0	0	0	0	1	1
Trading liabilities	0	0	0	9	0	9
Short-term borrowings	4,700	29	0	0	0	4,729
Long-term debt	93	1,180	0	3	43	1,319
Other liabilities	70	1	4	72	84	231
Total liabilities of consolidated VIEs	4,863	1,210	4	84	128	6,289
2020 (CHF million)
Cash and due from banks	0	23	22	37	8	90
Trading assets	0	1,255	50	840	19	2,164
Other investments	0	0	129	920	202	1,251
Net loans	653	0	51	29	167	900
Other assets	21	979	15	65	778	1,858
of which loans held-for-sale	0	462	10	0	0	472
of which premises and equipment	0	0	0	13	4	17
Total assets of consolidated VIEs	674	2,257	267	1,891	1,174	6,263
Customer deposits	0	0	0	0	1	1
Trading liabilities	0	0	0	10	0	10
Short-term borrowings	4,178	0	0	0	0	4,178
Long-term debt	0	1,701	0	10	35	1,746
Other liabilities	53	1	3	72	78	207
Total liabilities of consolidated VIEs	4,231	1,702	3	92	114	6,142
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets of variable interests recorded in the Bank’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
6M21 (CHF million)
Trading assets	257	0		4,480	920	24	7,930	13,611
Net loans	631	547		365	2,770	8,778	1,375	14,466
Other assets	7	0		302	174	0	546	1,029
Total variable interest assets	895	547		5,147	3,864	8,802	9,851	29,106
Maximum exposure to loss	1,532	5,966		7,887	3,864	13,568	10,593	43,410
Total assets of non-consolidated VIEs	11,001	12,544		106,170	162,600	37,131	25,776	355,222
2020 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	110	0	344	459
Total variable interest assets	609	371		5,237	3,190	7,055	9,900	26,362
Maximum exposure to loss	852	5,538		7,329	3,190	11,235	10,226	38,370
Total assets of non-consolidated VIEs	8,553	11,148		127,785	87,618	26,186	25,759	287,049
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd.